Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of trade and other payables

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Trade payables	–	3,596	3,596	–	3,196	3,196
Other financial payables	177	1,261	1,438	188	1,192	1,380
Other payables	84	145	229	42	143	185
Deferred income(a)	428	493	921	118	338	456
Accruals	53	2,773	2,826	–	1,751	1,751
Employee entitlements	–	1,136	1,136	–	920	920
Royalties and mining taxes	3	713	716	2	622	624
Amounts owed to equity accounted units	237	16	253	193	16	209
Total	982	10,133	11,115	543	8,178	8,721
(a)Deferred income includes contract liabilities of US$414 million (2024: US$358 million).